Inventories - Components of Inventories (Detail) - USD ($) $ in Thousands	Sep. 30, 2015	Dec. 31, 2014
Inventory Disclosure [Abstract]
Raw materials	$ 69,100	$ 69,000
Work in process	30,200	33,000
Finished products	81,300	78,500
Inventory, Net, Total	$ 180,600	$ 180,517